Match Funded Liabilities (Detail) (USD $) In Thousands, unless otherwise specified					6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Variable Interest Entities		Jun. 30, 2012 Variable Interest Entities Class A-1 Term Note		Jun. 30, 2012 Variable Interest Entities Class A-2 Variable Funding Note		Jun. 30, 2012 Variable Interest Entities Class B Term Note		Jun. 30, 2012 Variable Interest Entities Class C Term Note
Debt Instrument [Line Items]
Interest rate to calculate the cost of servicing advances					1-Month LIBOR	[1]	1-Month LIBOR	[1]	1-Month LIBOR	[1],[2]	1-Month LIBOR	[1],[2]
Debt Instrument, Basis Spread on Variable Rate					2.25%	[1],[2]	2.50%	[1],[2]	5.25%	[1],[2]	6.25%	[1],[2]
Debt Instrument Maturity Date					Aug. 01, 2043	[3]	Aug. 01, 2043	[3]	Aug. 01, 2043	[2],[3]	Aug. 01, 2043	[2],[3]
Debt Instrument Amortization Date					2013-08	[3]	2013-08	[3]	2013-08	[2],[3]	2013-08	[2],[3]
Debt Instrument, Unused Borrowing Capacity, Amount			$ 145,842	[4]			$ 145,842	[4]
Ending Balance	$ 368,467		$ 368,467		$ 288,129		$ 54,158		$ 13,430	[2]	$ 12,750	[2]

[1]	The weighted average interest rate at June 30, 2012 was 2.78%. We pay interest monthly.
[2]	If either the Class B Notes or the Class C Notes are not paid in full by November 2012, the margins over the 1-Month LIBOR rate on the Class A-1 Term Notes and Class A-2 Variable Funding Notes will increase by 1.00% per annum. Additional increases of 1.00% per annum will apply beginning in February 2013 and in May 2013 for the Class A-1 Term Notes and Class A-2 Variable Funding Notes if either the Class B Notes or the Class C Notes have not been paid in full on or before such times.
[3]	The amortization date is the date on which the revolving period ends under each Advance Facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the due date for all outstanding balances. After the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note outstanding, and any new advances are ineligible to be financed.
[4]	Our unused borrowing capacity is available to us if we have additional eligible collateral to pledge and meet other borrowing conditions. We pay a 0.75% fee on the unused borrowing capacity. As of June 30, 2012, there were not sufficient eligible servicing advances available to support any additional borrowings under this facility.